Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Compensation.
Schedule of restricted shares

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2023	3,880,000	0.155
Granted	3,000,000	0.293
Forfeit	—	—
Vested	(1,625,000)	0.076
Outstanding as of June 30, 2024 (unaudited)	5,255,000	0.259